Note 8 - Income Taxes (Details) - Income Tax (Benefit) Expense (USD $) In Millions, unless otherwise specified	9 Months Ended	10 Months Ended	12 Months Ended
	Dec. 31, 2013	Oct. 31, 2013	Dec. 31, 2014	Dec. 31, 2012
Income Tax (Benefit) Expense [Abstract]
Federal	$ 0.3	$ (5.3)	$ (0.6)	$ 1.8
State and local	0.1	0.3	0.4	0.5
Foreign	1.3	22.8	36.7	30.7
Total current	1.7	17.8	36.5	33.0
Federal	(2.1)	(3.1)	(18.3)	(4.9)
State and local	(0.3)	0.1	0.4	0.1
Foreign	(5.1)	(1.8)	(25.3)	(3.5)
Total deferred	(7.5)	(4.8)	(43.2)	(8.3)
(Benefit) Provision for income taxes	$ (5.8)	$ 13.0	$ (6.7)	$ 24.7